Equity - Schedule of Shares Issued, Participating and Repurchased for Each Class (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	199,331	199,379	199,379	199,326	198,622
Issuance of common shares under distribution reinvestment plan (in shares)	0				868
Shares repurchased (in shares)	(52)	(53)		(421)	(844)
Shares transferred (in shares)	0	0		(6)	0
Other capital activity (in shares)	5	5		480	680
Ending balance (in shares)	199,284	199,331	199,284	199,379	199,326
Class A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	15,646	15,684	15,684	15,879	15,809
Issuance of common shares under distribution reinvestment plan (in shares)	0				140
Shares repurchased (in shares)	(38)	(38)		(195)	(70)
Shares transferred (in shares)	0	0		0	0
Other capital activity (in shares)	0	0		0	0
Ending balance (in shares)	15,608	15,646	15,608	15,684	15,879
Class C
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	2,709	2,709	2,709	2,720	2,706
Issuance of common shares under distribution reinvestment plan (in shares)	0				33
Shares repurchased (in shares)	0	0		(11)	(19)
Shares transferred (in shares)	0	0		0	0
Other capital activity (in shares)	0	0		0	0
Ending balance (in shares)	2,709	2,709	2,709	2,709	2,720
Class I
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	6,541	6,545	6,545	6,566	6,533
Issuance of common shares under distribution reinvestment plan (in shares)	0				84
Shares repurchased (in shares)	(3)	(4)		(21)	(51)
Shares transferred (in shares)	0	0		0	0
Other capital activity (in shares)	0	0		0	0
Ending balance (in shares)	6,538	6,541	6,538	6,545	6,566
Class P-A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	860	860	860	860	850
Issuance of common shares under distribution reinvestment plan (in shares)	0				13
Shares repurchased (in shares)	0	0		0	(3)
Shares transferred (in shares)	0	0		0	0
Other capital activity (in shares)	0	0		0	0
Ending balance (in shares)	860	860	860	860	860
Class P-I
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	125,125	125,114	125,114	124,346	124,039
Issuance of common shares under distribution reinvestment plan (in shares)	0				390
Shares repurchased (in shares)	(11)	(11)		(158)	(561)
Shares transferred (in shares)	31	17		446	121
Other capital activity (in shares)	5	5		480	357
Ending balance (in shares)	125,150	125,125	125,150	125,114	124,346
Class P-D
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	193	193	193	193	192
Issuance of common shares under distribution reinvestment plan (in shares)	0				1
Shares repurchased (in shares)	0	0		0	0
Shares transferred (in shares)	0	0		0	0
Other capital activity (in shares)	0	0		0	0
Ending balance (in shares)	193	193	193	193	193
Class P-S
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	44,009	44,026	44,026	44,514	44,514
Issuance of common shares under distribution reinvestment plan (in shares)	0				204
Shares repurchased (in shares)	0	0		(36)	(83)
Shares transferred (in shares)	(31)	(17)		(452)	(121)
Other capital activity (in shares)	0	0		0	0
Ending balance (in shares)	43,978	44,009	43,978	44,026	44,514
Class P-T
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	252	252	252	252	249
Issuance of common shares under distribution reinvestment plan (in shares)	0				3
Shares repurchased (in shares)	0	0		0	0
Shares transferred (in shares)	0	0		0	0
Other capital activity (in shares)	0	0		0	0
Ending balance (in shares)	252	252	252	252	252
Class EO
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	3,996	3,996	3,996	3,996	3,730
Issuance of common shares under distribution reinvestment plan (in shares)	0				0
Shares repurchased (in shares)	0	0		0	(57)
Shares transferred (in shares)	0	0		0	0
Other capital activity (in shares)	0	0		0	323
Ending balance (in shares)	3,996	3,996	3,996	3,996	3,996